Supplemental Oil and Gas Information (Unaudited) - Summary of Revenues and Expenses Related to Production and Sale of Oil and Natural Gas Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Extractive Industries [Abstract]
Oil and gas royalties	$ 16,027	$ 20,743
Severance and ad valorem taxes	(1,252)	(1,159)
Transportation, processing and other	(93)	(86)
Depletion	(3,575)	(4,050)
Results of operations from oil and gas producing activities	$ 11,107	$ 15,448